Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Entity Interactive Data Current	Yes
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Gracell Biotechnologies Inc.
Entity Central Index Key	0001826492
Current Fiscal Year End Date	--12-31
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Emerging Growth Company	true
Document Annual Report	true
Entity Address, Country	CN
Entity Ex Transition Period	false
Document Shell Company Report	false
Document Registration Statement	false
Document Transition Report	false
Entity Common Stock, Shares Outstanding	272,815,996
ICFR Auditor Attestation Flag	false
ADR [Member]
Document Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	American depositary shares
Trading Symbol	GRCL
Common Stock [Member]
Document Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Ordinary shares
No Trading Symbol Flag	true